Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)
Common stock, shares authorized	44,000,000	44,000,000	44,000,000
Common stock, shares issued	11,263,633	11,263,633	2,218,700
Common stock, shares outstanding	11,263,633	11,263,633	2,218,700